Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	PUTNAM FUND FOR GROWTH & INCOME
Central Index Key	0000081260
Amendment Flag	false
Document Creation Date	Feb. 25, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013